Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities [Abstract]
Net loss	$ (5,779)	$ (4,281)
Adjustments to reconcile net loss to cash used in operating activities:
Forgiveness of Related Party Liabilities	0	(1,745)
Liability forgiveness	(776)	(551)
Impairment of acquired intangible assets	286	70
Depreciation and Amortization	971	1,030
Share-based Payment Arrangement, Noncash Expense	5	637
Preferred shares interest expense, related party	0	291
Provision for losses on accounts receivable	34	187
Liabilities, Fair Value Adjustment	(79)	158
Amortization of Debt Issuance Costs	526	0
Changes in operating assets and liabilities:
Accounts Receivable	71	773
Inventories	195	477
Accounts Payable and Accrued Liabilities	3,583	317
Accrued Payroll and Employee Compensation	(50)	182
Deferred Revenue	(597)	(102)
Other Assets and Liabilities, Net	(972)	744
Net Cash Used in Operating Activities	(2,582)	(1,813)
Investing activities:
Payments to Acquire Notes Receivable	(2,000)	0
Net Cash Provided by (Used in) Investing Activities	(2,000)	0
Financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	2,735	0
Proceeds from issuance of common shares and warrants	364	707
Proceeds from Issuance of Unsecured Debt	1,042	0
Proceeds from Debt, Related Party	700	523
Payments on Debt, Related Party	(117)	0
Proceeds from (Repayments of) Lines of Credit	(83)	391
Proceeds from exercise of outstanding warrants	180	0
Proceeds from Stock Options Exercised	75	0
Net Cash Provided by Financing Activities	4,896	1,621
Effect of exchange rate changes on cash and cash equivalents	(2)	0
Net increase (decrease) in cash and cash equivalents	312	(192)
Cash and Cash Equivalents, beginning of period	149	341
Cash and Cash Equivalents, end of period	$ 461	$ 149